UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   300 Junior Achievement Drive
           Suite 301
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Todd B. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Todd B. Martin            Elkhart, IN             July 25, 2007
   --------------------------    ------------------     -------------------
           [Signature]             [City, State]              [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     23 items

Form 13F Information Table Value Total:     $231,910
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table

                         Title
                         of                   Value     Shrs or                Investment                 Voting Authority
Name of Issuer           Class   CUSIP        (x$1000)  par amt   SH    Put/   Discretion   Other      Sole      Shared   None

AMERICAN EXPRESS CO.     COM     025816109       941       15,375              SOLE                       15,375
BERKSHIRE
  HATHAWAY - B           COM     084670207    29,255        8,115                                          7,993             122
BROWN & BROWN, INC.      COM     115236101    18,426      732,940              SOLE                      720,560          12,380
DOLLAR GENERAL           COM     256669102     4,955      226,050              SOLE                      226,050
EMMIS COMM.CL A          COM     291525103    24,810    2,693,808              SOLE                    2,653,946          39,862
GENERAL ELECTRIC         COM     369604103       513       13,400              SOLE                       13,400
INTEL CORP.              COM     458140100       586       24,700              SOLE                       24,700
JOHNSON & JOHNSON        COM     478160104       471        7,650              SOLE                        7,650
LOWE'S COS, INC.         COM     548661107    12,241      398,845              SOLE                      391,865           6,980
MCDONALD'S CORP.         COM     580135101       254        5,000              SOLE                        5,000
MERCK & CO.              COM     589331107       398        8,000              SOLE                        8,000
MICROSOFT CORP.          COM     594918104       802       27,200              SOLE                       26,950             250
MOHAWK INDUSTRIES, INC.  COM     608190104    31,673      314,244              SOLE                      308,561           5,683
PEPSICO, INC.            COM     713448108       636        9,800              SOLE                        9,800
POOL CORP.               COM     73278L105     2,100       53,800              SOLE                       52,600           1,200
PROGRESSIVE CORP.        COM     743315103     2,979      124,500              SOLE                      122,500           2,000
SKYLINE CORPORATION      COM     830830105       327       10,900              SOLE                       10,900
SYSCO CORP.              COM     871829107    12,953      392,645              SOLE                      386,460           6,185
TJX COS., INC.           COM     872540109    31,562    1,147,708              SOLE                    1,128,583          19,125
UNITED HEALTH GROUP INC. COM     91324P102    17,544      343,060              SOLE                      337,575           5,485
WAL MART STORES          COM     931142103    37,784      785,370              SOLE                      773,085          12,285
WALT DISNEY              COM     254687106       362       10,600              SOLE                       10,600
WYETH                    COM     983024100       338        5,900              SOLE                        5,900